Note 8 - Debt, Credit Agreement and Leases - Future Payments of Long-term Debt and Finance and Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Finance Leases:
2027	$ 3,747	$ 4,468
2028	579	1,247
2029	0
2030	0
2031	0
Thereafter	0
Total, finance lease	4,326	5,715
Less: effect of interest, finance lease	(152)	(229)
Net finance lease obligation	4,174	5,486	$ 11,500
Operating Leases:
2027	3,948	1,501
2028	3,927	1,485
2029	3,933	1,489
2030	3,938	1,494
2031	2,764	1,127
Thereafter	5,235	5,060
Total, operating lease	23,745	12,156
Less: Effect of discounting, operating lease	(4,862)	(2,862)
Operating lease liability	18,883	$ 9,294	$ 8,000
Senior Notes [Member]
Notes:
2027	19,068
2028	279,769
2029	0
2030	0
2031	0
Thereafter	0
Total, long term Debt	298,837
Less: effect of discounting	0
Total	$ 298,837